Income Taxes - Summary of Significant Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Deferred tax assets	$ 17,078	$ 17,397
Deferred tax liabilities:
Deferred tax liabilities	(27,737)	(17,397)
Unrecognized deferred tax liabilities	(10,659)	0
Tax Loss Carryforwards
Deferred tax assets:
Deferred tax assets	16,498	8,347
Loans to Exar Capital
Deferred tax assets:
Deferred tax assets	217	217
Exploration and Evaluation Assets
Deferred tax assets:
Deferred tax assets	0	3,371
Deferred tax liabilities:
Deferred tax liabilities	(10,659)	0
Financing Costs
Deferred tax assets:
Deferred tax assets	0	3,118
Deferred tax liabilities:
Deferred tax liabilities	(2,295)	0
Capital Assets
Deferred tax assets:
Deferred tax assets	95	621
Investment in Cauchari-Olaroz project
Deferred tax assets:
Deferred tax assets	0	876
Deferred tax liabilities:
Deferred tax liabilities	(1,313)	0
Investment in Arena Minerals
Deferred tax liabilities:
Deferred tax liabilities	0	(193)
Convertible debt
Deferred tax liabilities:
Deferred tax liabilities	(13,470)	(12,360)
Other
Deferred tax assets:
Deferred tax assets	268	501
Investment in Green Technology Metals
Deferred tax assets:
Deferred tax assets	0	346
Stock Based Compensation
Deferred tax liabilities:
Deferred tax liabilities	$ 0	$ (4,844)